Convertible Notes Payable	6 Months Ended
Jun. 30, 2025
Convertible Notes Payable [Abstract]
Convertible notes payable

Note 9 — Convertible notes payable

Convertible notes payable includes the followings:

	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
Investors	109,119,912	238,739,310	33,350,000
Total	109,119,912	238,739,310	33,350,000

During the six months ended June 30, 2025, the Company entered into convertible note purchase agreements with investors, pursuant to which the Company will issue to each investor an unsecured convertible promissory note. Each note has a term of 360 days and bears an interest at 0% per annum. If an event of default on the note occurs, interest shall accrue on the outstanding balance at the rate equal to the lesser of 10% per annum or the maximum rate permitted under applicable law until paid. Each Investors has the right at any time after the purchase amount has been paid in full, at its election, to convert all or a portion of the outstanding balance under each of the note into ordinary shares. As of December 31, 2024 and June 30,2025, there were RMB 109,119,912 and RMB 238,739,310 (USD 33,350,000) convertible notes payable outstanding, respectively.